Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2017, 2016, and 2015 are provided below.

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Operating profit	$1,662	$1,439	$1,635
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(93)	(44)	(84)
Interest expenses of Industrial Activities, net of interest income and eliminations	(484)	(543)	(479)
Other, net	(405)	(861)	(505)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$680	$(9)	$567

Summary of Operating Segment Information

A summary of additional operating segment information as of and for the years ended December 31, 2017, 2016, and 2015 is as follows:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Revenues:
Agricultural Equipment	$11,130	$10,120	$11,025
Construction Equipment	2,626	2,304	2,542
Commercial Vehicles	10,415	9,553	9,542
Powertrain	4,372	3,707	3,560
Eliminations and other	(2,375)	(2,015)	(1,992)
Net sales of Industrial Activities	26,168	23,669	24,677
Financial Services	1,625	1,570	1,603
Eliminations and other	(432)	(367)	(368)
Total Revenues	$27,361	$24,872	$25,912
Depreciation and Amortization (*):
Agricultural Equipment	$316	$309	$303
Construction Equipment	65	69	70
Commercial Vehicles	211	208	198
Powertrain	127	124	123
Other activities and adjustments	1	—	—
Depreciation and amortization of Industrial Activities	720	710	694
Financial Services	5	6	5
Depreciation and amortization	$725	$716	$699
Expenditures for long-lived assets (*):
Agricultural Equipment	$208	$194	$308
Construction Equipment	36	36	47
Commercial Vehicles	152	173	182
Powertrain	90	96	112
Other activities	2	2	4
Expenditures for long-lived assets of Industrial Activities	488	501	653
Financial Services	4	2	3
Expenditures for long-lived assets	$492	$503	$656

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases

Schedule Of Revenue By Geographical Area

The following highlights revenues earned from external customers in the rest of the world by destination:

	2017	2016	2015
	(in millions)
United States	$4,670	$4,628	$5,533
Italy	3,052	2,874	2,524
France	2,635	2,608	2,580
Brazil	1,788	1,587	1,670
Germany	1,751	1,574	1,565
Canada	1,226	1,182	1,229
Australia	1,068	947	846
Spain	1,003	921	810
Argentina	986	680	768
Poland	506	435	479
Other	7,790	6,594	6,900
Total Revenues from external customers in the rest of world	$26,475	$24,030	$24,904

Schedule Of Long-lived Assets By Geographical Area

The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2017	2016
	(in millions)
United States	$4,850	$5,081
Italy	1,667	1,510
France	931	805
Germany	885	808
Spain	775	625
Canada	565	519
Brazil	386	436
China	278	280
Other	1,482	1,242
Total Long-lived assets in the rest of the world	$11,819	$11,306

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Agricultural Equipment	$949	$818	$952
Construction Equipment	21	2	90
Commercial Vehicles	272	333	283
Powertrain	362	232	186
Eliminations and other	(85)	(94)	(79)
Total Operating profit of Industrial Activities	$1,519	$1,291	$1,432
Financial Services	479	478	515
Eliminations and other	(336)	(330)	(312)
Operating profit	$1,662	$1,439	$1,635